NATURE OF OPERATIONS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

HUMBL, Inc. (formerly Tesoro Enterprises, Inc.), an Oklahoma corporation (“Company”) was incorporated November 12, 2009. The Company was redomiciled on November 30, 2020 to the State of Delaware.

Simultaneously with the November 12, 2009 incorporation, the Company entered into a share exchange agreement with Fashion Floor Covering and Tile, Inc. (“FFC&T), whereby the sole stockholder of FFC&T received 125,000 shares of the Company’s restricted shares of common stock in exchange for all the outstanding shares of FFC&T. FFC&T is a full line (wood, carpet and tile) retail dealer and installer of floor and hard wall covering materials. FFC&T has been in business for over twenty-five years under the same ownership and management.

On December 3, 2020, HUMBL, LLC (“HUMBL LLC”) merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of a one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares, and 10,000,000 preferred shares.

The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock as well as 550,000,000 shares of common stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed their name to HUMBL, Inc. (“HUMBL” or the “Company”).

All share figures and per share amounts have been stated retroactively for the reverse stock split.

On June 3, 2021 we acquired Tickeri, Inc. (“Tickeri”) in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor. The purchase price for the stock purchase was $20,000,000 of which we must pay $10,000,000 in our common stock and $10,000,000 was paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. We issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. We also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. We intend to limit the integration of Tickeri’s assets with our assets until the promissory notes are paid in full. We agreed to register on Form S-1 within three months from the closing the shares issued to Juan and Javier Gonzalez and have the registration statement declared effective within six months of the closing date. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

On June 30, 2021, we acquired Monster Creative, LLC (“Monster”). Monster is a Hollywood production studio that specializes in producing movie trailers and other related content. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share, bear interest at 5% per annum and are due in 18 months from issuance. We also issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

HUMBL is a Web 3, digital commerce platform that was built to connect consumers, freelancers and merchants in the digital economy. HUMBL provides simple tools and packaging for complex new technologies such as blockchain, in the same way that previous cycles of e-commerce and the cloud were more simply packaged by companies such as Facebook, Apple, Amazon and Netflix over the past several decades.

The goal of HUMBL is to provide ready built tools, and platforms for consumers and merchants to seamlessly participate in the digital economy. HUMBL is built on a patent-pending decentralized technology stack that utilizes both core and partner technologies, to provide faster connections to the digital economy and each other.

HUMBL has three interconnected product verticals:

● HUMBL Pay – A mobile app that allows peers, consumers and merchants to connect in the digital economy;

● HUMBL Marketplace – A mobile marketplace that allows consumers and merchants to connect more seamlessly in the digital economy; and

● HUMBL Financial – Financial products and services, targeted for simplified investing on the blockchain.

HUMBL Pay

HUMBL is developing a mobile application that allows customers to migrate to digital forms of payment, along with services such as maps, ratings, and reviews. The Company is also working rapidly to integrate the use of search, discovery, peer-to-peer cash and ticketing around the world, as these services migrate into digital and blockchain-based modalities. The mobile application is designed to provide functionality to the following groups:

● Individuals - Consumers who want to discover, pay, rate and review experiences digitally vs. paper bills and hardware point-of-sale (“POS”)

● Freelancers - Service providers and gig workers that want to get paid from anywhere they work vs. paper bills and hardware POS; and

● Merchants – Primarily brick and mortar vendors that want to get paid digitally vs. paper bills and hardware POS.

HUMBL Marketplace

Through our online marketplace, we are developing the capability for merchants to list a wide range of physical products, that, when appropriate, incorporate the benefits of blockchain. HUMBL is working on technologies to provides merchants with the ability to list and sell goods with greater levels of authentication, to improve the merchant’s ability to trade, track and receive payment for their products.

Through our online marketplace we also allow for the listing of non-fungible tokens (NFTs). NFTs allow entities and individuals such as athletes, celebrities, agencies, artists and companies to monetize their digital images, multimedia content and catalogues on the blockchain. HUMBL provides a marketplace for artists and athletes to connect online in the sale of digital collectibles to fans and collectors and provides a rigorous set of terms and conditions that govern what can and cannot be listed on the marketplace. We currently review all listings to screen for graphic content, potential intellectual property rights violations, and potential securities law violations. The NFT marketplace is operated through a third-party marketplace plug-in (OpenSea), electronic wallet extensions (such as MetaMask), and the Ethereum blockchain. Users participate in the NFT marketplace by linking their digital wallets to our platform and engaging (e.g., buying, selling, bidding) with the NFTs listed on our platform. The services provided by HUMBL are administrative. HUMBL is a platform and does not act as a broker, financial institution, or creditor. We facilitate transactions between the buyer and seller in the auction/sale process but we are not a party to any agreement between the buyer and seller or between any users.

We receive revenue from the NFT marketplace in two ways. First, for some clients HUMBL provides design services to help artists, athletes and entertainers create NFTs to be sold to their fans. In these circumstances HUMBL typically receives a flat fee for providing such services that is paid out of the sales price of the NFT. The size of the fee depends on the scope and complexity of the design services provided. Second, HUMBL receives a transaction fee each time an NFT sells on the NFT marketplace.

The NFT marketplace allows creators to mint NFTs using their own intellectual property and list those NFTs for sale (primary sales) on the marketplace. The NFT marketplace also allows for NFTs to be resold (secondary sales) on the platform, but currently only NFTs that were originally minted on the Company’s NFT Marketplace or are otherwise approved by the Company may be listed for secondary sales on the Marketplace. The Company does not otherwise support or influence the market for the resale of NFTs sold on its platform. Other than requiring creators to attest they own the IP used to create their NFTs and monitoring for obvious copyright violations, the Company does not enforce any rights related to the primary or secondary sales of NFTs. Payment transactions for the purchase and sale of NFTs are made through the use of smart contracts on the Ethereum blockchain. The Company does not handle separate, off-chain payments for NFTs. Tracking and payment of resale royalty fees are accomplished automatically through the use of smart contracts. The Company is not responsible for distributing or managing resale royalty fees.

In September of 2021, HUMBL launched HUMBL Tickets, initially focused on the offering of secondary (resale) tickets to thousands of live events across North America. The inventory listings and ticket fulfillment are provided by Ticket Evolution and HUMBL earns a commission for each sale. In addition to its subsidiary Tickeri, the Company will continue to work with clients to merge the realms of NFTs, event tickets and blockchain authentication.

HUMBL Financial

HUMBL Financial was developed to package step-function technologies such as blockchain into “several clicks” for the customer. With the total value of digital assets in excess of $1 trillion, there is increased conviction that investment markets will need to migrate to more digital forms of asset ownership. This will create opportunities for a new generation of market participants and provide access to markets that have been historically reserved for high-net-worth individuals.

In 2021, HUMBL Financial created BLOCK ETX products to simplify digital asset investing for customers and institutions seeking exposure to a new, 24/7 digital asset class. We have launched this product in 100 countries outside the United States. HUMBL Financial has developed proprietary, multi-factor blockchain indexes, trading algorithms and financial services for the new digital asset trading markets to accommodate index, active and thematic investment strategies. BLOCK ETXs are completely non-custodial, algorithmically driven software services that allow customers to purchase and hold digital assets in pre-set allocations through their own digital asset exchange accounts. BLOCK ETXs are compatible for United States customers who have accounts with Coinbase Pro, Bittrex US or Binance US and for non-US customers who have accounts with Bittrex Global. BLOCK ETXs were served first on the desktop and web version of the HUMBL platform, with the goal of future applications inside the HUMBL mobile application. HUMBL Financial is open to the licensing of the BLOCK ETXs to institutions and exchanges. HUMBL Financial also plans to offer trusted, third-party financial services in areas such as payments, investments, credit card services and lending across the HUMBL platform over time.

In February 2022, the Company elected to suspend offering the BLOCK ETX products pending further legal analysis regarding how to offer the BLOCK ETXs in a fully compliant manner with the evolving laws and regulatory treatment of such novel products.

Our ability to access the capital markets and maintain existing operations is unknown during the COVID-19 pandemic. Any such limitation on available financing and how we conduct business with our customers and vendors would adversely affect our business.

NOTE 1: NATURE OF OPERATIONS

HUMBL, Inc. (formerly Tesoro Enterprises, Inc.), an Oklahoma corporation (“Company”), was incorporated November 12, 2009. The Company was redomiciled on November 30, 2020 to the State of Delaware.

Simultaneously with the November 12, 2009 incorporation, the Company entered into a share exchange agreement with Fashion Floor Covering and Tile, Inc. (“FFC&T), whereby the sole stockholder of FFC&T received 125,000 shares of the Company’s restricted shares of common stock in exchange for all the outstanding shares of FFC&T. FFC&T is a full line (wood, carpet and tile) retail dealer and installer of floor and hard wall covering materials. FFC&T has been in business for over twenty-five years under the same ownership and management.

On December 3, 2020, HUMBL, LLC (“HUMBL LLC”) merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of a one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares, and 10,000,000 preferred shares.

The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed their name to HUMBL, Inc. (“HUMBL” or the “Company”).

All share figures and per share amounts have been stated retroactively for the reverse stock split.

HUMBL is a Web 3, digital commerce platform that was built to connect consumers, freelancers and merchants in the digital economy. HUMBL provides simple tools and packaging for complex new technologies like blockchain, in the same way that previous cycles of e-commerce and cloud were more simply packaged by companies like Facebook, Apple, Amazon and Netflix (FAANG) over the past several decades.

The goal of HUMBL is to provide ready built tools, and platforms, for consumers and merchants to seamlessly participate in the digital economy. HUMBL is built on a patent-pending decentralized technology stack that utilizes both core and partner technologies, to provide faster connections to the digital economy and each other.

HUMBL has three interconnected product verticals:

●	HUMBL Pay – A mobile app that allows peers, consumers and merchants to connect in the digital economy
●	HUMBL Marketplace – A mobile marketplace that allows consumers and merchants to connect more seamlessly in the digital economy
●	HUMBL Financial – Financial products and services, targeted for simplified investing on the blockchain

HUMBL Pay

HUMBL is developing a mobile application that allows customers to migrate to digital forms of payment, along with services such as maps, ratings, reviews. The company is also working rapidly to integrate the use of search, discovery, peer-to-peer cash and ticketing around the world, as these services migrate into digital and blockchain-based modalities.

● Individuals - Consumers who want to discover, pay, rate and review experiences digitally vs. paper bills and hardware POS

● Freelancers - Service providers and gig workers that want to get paid from anywhere they work vs. paper bills and hardware POS

● Merchants – Primarily brick and mortar vendors that want to get paid digitally vs. paper bills and hardware POS

HUMBL Marketplace

HUMBL is developing the capability for merchants to list a wide range of soft goods and digital assets to mid-market audiences, that, when appropriate, incorporate the benefits of blockchain. HUMBL provides merchants with the ability to list and sell goods with greater levels of authentication, by using technologies such as the HUMBL Token Engine and HUMBL Origin Assurance, to improve the merchant ability to trade, track and pay for assets.

HUMBL is also working to issue NFTs that allow entities like individual global athletes, celebrities, agencies, artists and companies to monetize their digital images, multimedia, content and catalogues on the blockchain. The Company will work with clients to create, list and sell their NFTs across a variety of modalities and platforms.

HUMBL Financial (officially launched January 25, 2021)

HUMBL Financial is developing the ability to package the new, digital asset investment markets into “one click” for the customer. With the total value of the digital asset markets in excess of $2 trillion dollars, there is increased conviction that investment markets will need to migrate to more digital forms of asset tokenization. This will create opportunities for a new generation of market participants on the blockchain.

HUMBL Financial has developed index, active and thematic investment products called Exchange Traded Index (ETX) products that allow customers to invest in baskets of assets on the blockchain. These products are non-custodial, algorithmically driven software services that allow customers to purchase and hold digital assets in pre-set allocations through their own digital asset exchange accounts.

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to access the capital markets and maintain existing operations is unknown during the COVID-19 pandemic. Any such limitation on available financing and how we conduct business with our customers and vendors would adversely affect our business.

Tickeri Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Tickeri, Inc. (the “Company” or “Tickeri”) is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor.

The Company, a Delaware corporation was formed on January 2, 2020.

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 iss paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

NOTE 1: NATURE OF OPERATIONS

Tickeri, Inc. (the “Company” or “Tickeri”) is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor.

The Company, a Delaware corporation was formed on January 2, 2020.

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

Monster Creative LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Monster Creative, LLC. (the “Company” or “Monster”) is a Hollywood production studio that specializes in producing movie trailers and other related content.

The Company, a California limited liability corporation was formed on September 18, 2018.

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

NOTE 1: NATURE OF OPERATIONS

Monster Creative, LLC. (the “Company” or “Monster”) is a Hollywood production studio that specializes in producing movie trailers and other related content.

The Company, a California limited liability corporation was formed on September 18, 2018.

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.